Post-retirement benefit obligations - Reconciliation PBO, RF Contributions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of net defined benefit liability (asset) [line items]
Gain (loss) recognised in other comprehensive income	R (1)	R (50)	R 63
Pension
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	6,638
Ending balance	6,548	6,638
Reimbursement rights recognised in long-term receivables	305	268
Gain (loss) recognised in other comprehensive income	(1)	50
Pension | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	56,282	56,329
Movements recognised in the income statement:	6,274	5,864
current service cost	1,414	1,297
past service cost		21
interest cost	4,860	4,546
Actuarial (gains) losses recognised in other comprehensive income:	(2,488)	(2,734)
arising from changes in demographic assumptions	20	(3)
arising from changes in financial assumptions	(2,638)	(2,774)
arising from change in actuarial experience	130	43
Member contributions	447	411
Benefits paid	(2,875)	(2,504)
Transferred to assets held for sale	(30)
Translation of foreign operations	695	(1,084)
Ending balance	58,305	56,282	56,329
Pension | Funded benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	49,421
Ending balance	50,390	49,421
Pension | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	6,861
Ending balance	7,915	6,861
Pension | South Africa
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(622)
Ending balance	(582)	(622)
Pension | South Africa | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	46,508	44,823
Movements recognised in the income statement:	5,678	5,277
current service cost	1,028	927
interest cost	4,650	4,350
Actuarial (gains) losses recognised in other comprehensive income:	(2,950)	(1,803)
arising from changes in financial assumptions	(2,950)	(1,803)
Member contributions	447	411
Benefits paid	(2,398)	(2,200)
Ending balance	47,285	46,508	44,823
Pension | South Africa | Funded benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	46,508
Ending balance	47,285	46,508
Pension | Foreign Countries
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	7,260
Ending balance	7,130	7,260
Pension | Foreign Countries | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	9,774	11,506
Movements recognised in the income statement:	596	587
current service cost	386	370
past service cost		21
interest cost	210	196
Actuarial (gains) losses recognised in other comprehensive income:	462	(931)
arising from changes in demographic assumptions	20	(3)
arising from changes in financial assumptions	312	(971)
arising from change in actuarial experience	130	43
Benefits paid	(477)	(304)
Transferred to assets held for sale	(30)
Translation of foreign operations	695	(1,084)
Ending balance	11,020	9,774	R 11,506
Pension | Foreign Countries | Funded benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,913
Ending balance	3,105	2,913
Pension | Foreign Countries | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	6,861
Ending balance	R 7,915	R 6,861